SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (1,237,594)	$ (8,027)
Property and equipment, net	2,523,181	13,380
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	293,746	21,407
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	211,710
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,255,319